Climate change (Details Narrative) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
IfrsStatementLineItems [Line Items]
Interest rate	80.00%
Percentage shares of oil	30.00%
Percentage shares of oil decrease	20.00%
Brent price	$ 65
Recognition of cost	28,400
Nominal amount	$ 57,030
Weighted average carrying years	14 years
Carrying amount of assets	$ 108,424
Total assets percentage	93.00%
Operational emissions, percentage	30.00%
Oil and gas assets [member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	$ 3,813
Country Of Brazil [Member]
IfrsStatementLineItems [Line Items]
Carrying amount of assets	9,702
APS [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	303
Foreign exchange losses	16
NZE [Member]
IfrsStatementLineItems [Line Items]
Additional impairment	17,874
E And P [Member]
IfrsStatementLineItems [Line Items]
Estimated expenditure on decarbonization asset	507
Actual expenditures	503
RT AndM [Member]
IfrsStatementLineItems [Line Items]
Estimated expenditure on decarbonization asset	55
Actual expenditures	67
G And LCE [Member]
IfrsStatementLineItems [Line Items]
Estimated expenditure on decarbonization asset	27
Actual expenditures	$ 23
Paln 2050 [Member]
IfrsStatementLineItems [Line Items]
Interest rate	48.00%
Brent price	$ 70
One Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	1,318
Three Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	4,067
Five Year [Member]
IfrsStatementLineItems [Line Items]
Provision cost	$ 6,532